Amounts Receivable and Prepaids	12 Months Ended
Mar. 31, 2025
Receivables [Abstract]
Amounts Receivable and Prepaids [Text Block]

6. Amounts Receivable and Prepaids

	2025	2024

Sales tax receivable	$14,650	$6,818
Prepaid expenses and other receivables	8,527	7,667
Receivable on sale of subsidiary	1,816	1,816
Accounts receivable and prepaids, gross	24,993	16,301

Provisions and liability on sales tax receivable, opening	(6,777)	-
Additions	(310)	(6,777)
Recovery and reversal	1,259	-
Foreign exchange	(805)	-
Provisions on sales tax receivable	(6,633)	(6,777)
Accounts receivable and prepaids, net	18,360	9,524

Less: current portion	(15,343)	(6,929)
Long term portion	$3,017	$2,595
Receivable is conditional upon ruling by the Swedish Tax Authority related to an ongoing value added tax process.  If the ruling is favourable; amounts will be received; otherwise, the amounts will not be collectible.  Management has assessed the collectability using a probability model under a range of scenarios and this receivable reflects the results of that process.

During the year ended March 31, 2025, after examination of the history of claims and payments received from various authorities, together with regulatory challenges, the Company assessed the collectability of its Sales tax receivable balance. As a result, the Company determined that there is uncertainty over the collection of certain amounts, and recorded a provision of $0.3 million (2024 - $4.5 million) for these receivables. The Company also received an assessment of $nil (2024 - $2.3 million) for Sales tax payable that is included in the provision as a result of a Sales tax audit related to periods prior to the acquisition of 9376-9974 Quebec Inc. in 2021.

Credit risk

Credit risk is the risk that one party to a financial instrument will fail to discharge an obligation and cause the other party to incur a financial loss.  The Company's primary exposure to credit risk is on its cash held in bank accounts as at March 31, 2025.  The majority of cash is deposited in bank accounts held primarily with one major bank in Canada so there is a concentration of credit risk.  This risk is managed by using a major bank that is a high credit quality financial institution as determined by rating agencies.

The Company is exposed to credit risk related to amounts receivable from the Swedish government related to VAT filings and from the Canadian and Quebec governments related to the sales tax filings (Note 16).